Subsequent events - Text Details (Detail) $ in Millions	Jan. 15, 2026 USD ($)
Major business combination | SpectraWAVE
Disclosure of non-adjusting events after reporting period [line items]
Portion of consideration paid consisting of cash and cash equivalents	$ 265